SUPPLEMENT dated August 9, 2000

                              To the PROSPECTUS of

                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2000
                             Revised: August 1, 2000

--------------------------------------------------------------------------------

Standish Tax-Sensitive Equity Fund:

      The following information replaces the information in the Fees and expenses of the fund table on page 5 of the attached Prospectus for the Standish Tax-Sensitive Equity Fund:

               Fees and Expenses of the Fund

               This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

               Based on fiscal year                 Tax-Sensitive
               ended 9/30/99                         Equity Fund

               Shareholder fees (fees paid directly
               from your investment)                      None

               Annual fund operating expenses
               (expenses that are deducted from fund assets)

                  Management fees                        0.50%
                  Distribution (12b-1) fees               None
                  Other expenses                         0.35%
                  Total annual fund operating
                  expenses                               0.85%

               Because Standish has agreed to cap the fund's operating expenses, the fund's actual expenses (restated to reflect the current expense limitation) were:

                  Management fees                        0.40%
                  Other expenses                         0.35%
                  Total annual fund
                  operating expenses                     0.75%

               These caps may be changed or eliminated.

      The following information replaces the information under the caption Advisory services and fees on page 11 of the attached Prospectus for Standish Tax-Sensitive Equity Fund:

                                  Annual Advisory Fee Rates
                      (as a percentage of the fund's average net assets)

                    Actual advisory     Contractual        Current expense
                       fee paid         advisory fee         limitation*
Tax-Sensitive
Equity Fund             0.15%**            0.50%                0.75%

* Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by Standish.

** Reflects the actual advisory fee paid as a percentage of the fund's average net assets for the year ended September 30, 1999 and has not been restated.

                                   ----------

Standish Small Cap Tax-Sensitive Fund:

      The following information replaces the information in the Fund managers table on page 11 of the attached prospectus for the Standish Small Cap Tax-Sensitive Fund:

Fund Managers                                       Positions during the past
Fund                        Fund Managers           five years

--------------------------------------------------------------------------------

Small Cap Tax-Sensitive     Nevin Markwart          Associate director of
Fund                                                Standish since 2000 and,
                                                    prior to 2000, vice
                                                    president of Standish. Nevin
                                                    serves as a portfolio
                                                    manager and research analyst
                                                    for private client
                                                    and institutional
                                                    portfolios.

                                   ----------

SUPPLEMENT dated August 9, 2000

                              To the PROSPECTUS of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2000
                              Revised: July 1, 2000

--------------------------------------------------------------------------------

Standish Select Value Fund (formerly Standish Equity Fund):

      Standish Equity Fund is changing its name to Standish Select Value Fund. Accordingly, the name Standish Select Value Fund replaces all references to the name Standish Equity Fund in the attached prospectus.

                                   ----------

      The following information replaces the information in the Average annual total return table on page 5 of the attached prospectus:

Average annual total returns for selected periods ended December 31, 1999

                 1 Year          5 Years         Life of Fund    Inception Date
--------------------------------------------------------------------------------

Select Value
Fund             (0.17)          20.54           17.65           1/2/91

Russell 1000
Value Index*      7.35           23.06           18.57           N/A

S&P 500 Index*   21.04           28.55           20.85           N/A

Small Cap
Equity Fund      79.10           26.16           24.10           9/1/90

Russell 2000
Growth Index**   43.09           18.99           16.63           N/A

* Select Value Fund has changed its name to better reflect the value based investment style used by Standish in managing the fund. In light of this change, the fund has also changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, which is an unmanaged index representing those Russell 1000 companies with value characteristics and provides a more appropriate comparison to the fund's performance. The Russell 1000 Index is an unmanaged index of 1,000 stocks of large cap U.S. companies.

** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

Standish Small Capitalization Equity Fund and Standish Small Cap Growth Fund (Institutional Class Shares):

      The following information replaces the information in the Fund managers table on page 13 of the attached prospectus for the Standish Small Capitalization Equity Fund and Standish Small Cap Growth Fund (Institutional Class Shares):

Fund Managers                                       Positions during the past
Fund                        Fund Managers           five years
--------------------------------------------------------------------------------

Small Capitalization        Steven L. Gold          Associate director of
Equity Fund                                         Standish since 2000 and,
                                                    prior to 2000, vice
                                                    president of Standish.
                                                    Steven serves as a portfolio
                                                    manager for various equity
                                                    products and as a
                                                    senior investment
                                                    research analyst

Small Cap Growth Fund       Edward R. Walter        Associate director of
                                                    Standish since 1999 and,
                                                    prior to 1999, vice
                                                    president of Standish.
                                                    Edward serves as manager of
                                                    the quantitative research
                                                    group.

                                   ----------

SUPPLEMENT dated August 9, 2000

                              To the PROSPECTUS of

                        Standish Select Value Asset Fund
                      (formerly Standish Equity Asset Fund)
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                             (Service Class Shares)

                             Dated: January 31, 2000
                              Revised: July 1, 2000
--------------------------------------------------------------------------------

Standish Select Value Asset Fund (formerly Standish Equity Asset Fund):

      Standish Equity Asset Fund is changing its name to Standish Select Value Asset Fund. Accordingly, the name Standish Select Value Asset Fund replaces all references to the name Standish Equity Asset Fund in the attached prospectus.

                                   ----------

      The following information replaces the information in the Average annual total return table on page 5 of the attached prospectus:

Average annual total returns for selected periods ended December 31, 1999

                 1 Year          5 Years         Life of Fund    Inception Date
--------------------------------------------------------------------------------

Select Value
Asset* Fund      (0.41)          19.68           17.06           1/2/91

Russell 1000
Value Index**     7.35           23.06           18.57           N/A

S&P 500 Index**  21.04           28.55           20.85           N/A

* Includes performance of the older feeder fund for the period from January 2, 1991 (inception) to October 7, 1997, adjusted to reflect Select Value Asset Fund's 0.25% account administration fee.

** Select Value Asset Fund has changed its name to better reflect the value based investment style used by Standish in managing the fund. In light of this change, the fund has also changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, which is an unmanaged index representing those Russell 1000 companies with value characteristics and provides a more appropriate comparison to the fund's performance. The Russell 1000 Index is an unmanaged index of 1,000 stocks of large cap U.S. companies.

Standish Small Cap Growth Fund (Service Class Shares):

      The following information replaces the information in the Fund managers table on page 11 of the attached prospectus for the Standish Small Cap Growth Fund (Service Class Shares):

Fund Managers                                       Positions during the past
Fund                        Fund Managers           five years
--------------------------------------------------------------------------------

Small Cap Growth Fund       Edward R. Walter        Associate director of
                                                    Standish since 1999 and,
                                                    prior to 1999, vice
                                                    president of Standish.
                                                    Edward serves as manager of
                                                    the quantitative research
                                                    group.

                                   ----------